Marketable debt securities - Other disclosures (Details) 20-F 2021 - Senior Unsecured Note, April 17, 2025 - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Apr. 14, 2020
Financial liabilities
Notes issued			$ 1,750
Interest rate (as a percent)	5.38%	5.38%	5.375%